CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Allowances on trade accounts receivable	$ 2,962	$ 3,153
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	98,537,000	98,226,000
Common stock, shares outstanding	98,537,000	98,226,000